HSBC MUTUAL FUNDS TRUST
--------------------------------------------------------------------------------
FIXED INCOME FUNDS
--------------------------------------------------------------------------------
HSBC Asset Management Americas Inc.
[LOGO OMITTED]

Fixed Income Fund
New York Tax-Free Bond Fund

ANNUAL REPORT
December 31, 1997

Managed by:
HSBC ASSET MANAGEMENT AMERICAS INC.

Sponsored and distributed by:
BISYS FUND SERVICES

HSBC MUTUAL FUNDS TRUST
--------------------------------------------------------------------------------
FIXED INCOME FUNDS
--------------------------------------------------------------------------------
HSBC Asset Management Americas Inc.
[LOGO OMITTED]

FIXED INCOME FUND
--------------------------------------------------------------------------------

January 15, 1998

Dear Shareholder:

1997 turned out to be a fairly good year for the U.S. bond market. The investment grade market as a whole finished the year slightly above it's ten year average total return. Naturally, there was plenty of volatility. The first half of the year was disappointing as a Fed rate hike led to higher yields. In the second half, good news on inflation coupled with trouble in Asia produced a one two punch that pushed interest rates lower even though economic growth remained strong. The yield on the long bond dropped 72 basis points over the period while the yield on the two year treasury fell only 22 basis points. This flattening of the yield curve was in part due to yields on shorter securities bumping up against the 5.5% Fed Funds level.

In terms of sector performance, mortgages outperformed similar duration treasuries by 121 basis points for the year. In contrast, the corporate sector was negatively impacted by the Asian crisis which produced a renewed appreciation for credit risk in general while hitting any Asian related debt directly. The corporate sector underperformed treasuries by 28 basis points on a duration adjusted basis. This was primarily due to the Yankee sub-sector which encompasses the affected Asian issuers which underperformed severely as many Asian credits were downgraded to junk status.

The fund returned 8.62% for the year on a net basis compared to 9.65% for the Lehman Aggregate Bond Index, a proxy for the investment grade market. We were not initially positioned for the second half rally as concern with wage inflation had our duration position shorter than benchmark, and this hurt relative performance. As the Asian crisis unfolded, we moved to a more constructive view on the market. We were fortunate not to have had any Asian related debt, but we were marginally overweight on the corporate sector which was a mild negative.



Sincerely,


/S/ SIGNATURE
James Lark
Director, Fixed Income

The views expressed in this letter reflect those of the portfolio manager through the end of the period covered by the report as stated on the cover.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                FIXED INCOME FUND VS. LEHMAN AGGREGATE BOND INDEX

--------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------
                                        INCEPTION
                            1 YEAR      (1/15/93)
--------------------------------------------------
OFFERING PRICE(1)            3.49%        5.64%
NAV(2)                       8.62%        6.69%
--------------------------------------------------

              [LINE GRAPH OMITTED]
        FUND(1)  LEHMAN AGGREGATE    FUND(2)
1/93    10,000       10,000           10,000
3/93     9,788       10,315           10,277
6/93    10,053       10,589           10,555
9/93    10,343       10,865           10,860
12/93   10,340       10,870           10,857
3/94    10,164       10,558           10,672
6/94    10,073       10,450           10,576
9/94    10,112       10,514           10,618
12/94   10,145       10,554           10,651
3/95    10,580       11,086           11,108
6/95    11,218       11,761           11,778
9/95    11,374       11,993           11,941
12/95   11,842       12,504           12,433
3/96    11,548       12,281           12,123
6/96    11,579       12,351           12,158
9/96    11,768       12,578           12,356
12/96   12,093       12,956           12,698
3/97    11,995       12,883           12,595
6/97    12,419       13,356           13,040
9/97    12,795       13,801           13,435
12/97   13,136       14,206           13,793

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) INCLUDES THE MAXIMUM SALES CHARGE OF 4.75%
(2) EXCLUDES THE MAXIMUM SALES CHARGE OF 4.75%

THE ABOVE ILLUSTRATION COMPARES A $10,000 INVESTMENT IN THE FIXED INCOME FUND ON JANUARY 15, 1993 (DATE OF INCEPTION), TO A $10,000 INVESTMENT IN THE LEHMAN AGGREGATE BOND INDEX ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE FUND'S PERFORMANCE TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED. THE LEHMAN AGGREGATE BOND INDEX IS A WIDELY ACCEPTED UNMANAGED INDEX OF OVERALL GOVERNMENT CORPORATE/MORTGAGE BOND MARKET PERFORMANCE AND DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES.

NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------
January 15, 1998


Dear Shareholder:

During 1997, municipals underperformed taxables on a pretax total return basis. The one year total return on the Lehman Municipal Bond Index was 9.19%. By comparison, the Lehman Aggregate Bond Index posted a one year return of 9.65%. This reflected the fact that yields across the municipal yield curve declined by approximately 20-40 basis points while yields along the treasury curve declined by approximately 20-70 basis points.

The Fund's total return for the year was 8.97%. The Fund slightly underperformed the average of Lipper's New York Municipal Debt Funds which stood at 8.99%. As of December 31, 1997, the Fund's duration which takes into account interim principal and income payments as well as maturity levels was 7.07 which represented a 10% longer duration positioning than the index and an overall constructive view of the fixed income markets. The average maturity of the Fund was 8.98 years.

In terms of sector diversification, the largest sectors consisted of general obligations (22.7%), higher education (14.1%), and medical revenue (11.8%).

Once again, the credit outlook continued to improve throughout the state. This was a strong reason why the New York market outperformed the national market as a whole for the year as measured by the returns of the Lehman New York State Exempt Index versus the Lehman Municipal Bond Index (9.84% versus 9.19%). Surpluses in the state's general fund led to an upgrade in the credit rating of the state by the credit agencies of both New York State general obligation debt as well as appropriation debt. Once again, New York City debt turned in strong performance as its economic condition continued to improve while the city recorded back to back years of surpluses. Going forward, the credit issue within the state will be whether the surplus will be spent in a prudent and fiscally conservative manner or whether the coming gubernatorial elections bring increased spending. In terms of New York City, the issue will be sustainability of record earnings in the financial services industry which is the source of approximately 25% of the City's revenue.



Sincerely,

/S/ SIGNATURE
Jerry Samet
Municipal Portfolio Manager

The views expressed in this letter reflect those of the portfolio manager through the end of the period covered by the report as stated on the cover.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                NEW YORK TAX-FREE BOND FUND VS. LEHMAN MUNICIPAL
                                   BOND INDEX
--------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------
                                                   INCEPTION
                            1 YEAR       5 YEARS    (3/21/89)
--------------------------------------------------------------
OFFERING PRICE(1)            3.80%        5.46%      7.24%
NAV(2)                       8.97%        6.50%      7.83%
--------------------------------------------------------------

                           [LINE GRAPH OMITTED]
          FUND(1)    LEHMAN MUNI BOND INDEX      FUND(2)
3/89      10,000          10,000                10,000
12/89     10,203          11,005                10,713
12/90     10,829          11,807                11,370
12/91     12,192          13,242                12,802
12/92     13,492          14,409                14,167
12/93     15,417          16,178                16,188
12/94     14,161          15,340                14,869
12/95     16,310          18,018                17,125
12/96     16,960          18,817                17,808
12/97     18,481          20,551                19,404

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) INCLUDES THE MAXIMUM SALES CHARGE OF 4.75%
(2) EXCLUDES THE MAXIMUM SALES CHARGE OF 4.75%

THE ABOVE ILLUSTRATION COMPARES A $10,000 INVESTMENT IN THE NEW YORK TAX-FREE BOND FUND ON MARCH 21, 1989 (DATE OF INCEPTION), TO A $10,000 INVESTMENT IN THE LEHMAN MUNICIPAL BOND INDEX ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE FUND'S PERFORMANCE TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED. THE LEHMAN MUNICIPAL BOND INDEX IS A WIDELY ACCEPTED UNMANAGED INDEX OF OVERALL MUNICIPAL BOND MARKET PERFORMANCE AND DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES.

BOARD OF TRUSTEES

JOHN P. PFANN*         Chairman and President, JPP Equities, Inc.

WOLFE J. FRANKL*       Former Director, North America, Berlin Economic
                         Development Corporation

HARALD PAUMGARTEN      President, Paumgarten and Company

ROBERT A. ROBINSON*    Trustee, Henrietta and B. Frederick H. Bugher Foundation

*Member of the Audit and Nominating Committees

--------------------------------------------------------------------------------

OFFICERS

WALTER B. GRIMM        PRESIDENT

ERIC F. ALMQUIST       SENIOR VICE PRESIDENT

KAREN DOYLE            VICE PRESIDENT

CHARLES L. BOOTH       VICE PRESIDENT

THOMAS LINE            TREASURER

STEVEN R. HOWARD       SECRETARY

ALAINA V. METZ         ASSISTANT SECRETARY

ROBERT L. TUCH         ASSISTANT SECRETARY

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF DECEMBER 31, 1997

                                FIXED INCOME FUND

                                                                   INTEREST   MATURITY    PRINCIPAL        VALUE
                                                                     RATE       DATE       AMOUNT        (NOTE 2)
                                                                   --------   --------    ---------     -----------
CORPORATE BONDS (28.8%):
   AEROSPACE & DEFENSE EQUIPMENT (4.2%):
     Lockheed Martin Corp. (Guaranteed by
        Lockheed Martin Tactical Systems, Inc.) ................       6.85%   5/15/01   $2,500,000    $ 2,539,865
                                                                                                       -----------
   BANKING (13.5%):
     ABN Amro Bank N.V. ........................................       7.13    6/18/07    3,000,000      3,143,160
     BankAmerica Corp. .........................................       7.88    12/1/02    2,500,000      2,667,853
     Provident Bank ............................................       6.13   12/15/00    2,500,000      2,493,808
                                                                                                       -----------
                                                                                                         8,304,821
                                                                                                       -----------
   ENTERTAINMENT (0.8%):
     Walt Disney Co., Series A .................................       6.38    3/30/01      500,000        504,401
                                                                                                       -----------
   FINANCIAL SERVICES (7.0%):
     American Express Credit Corp. .............................       6.13    6/15/00    2,000,000      2,003,850
     Chase Manhattan Grantor Trust, Series 1996-A,
        Class A, ABS ...........................................       5.20    2/15/02    1,176,668      1,167,914
     Travelers Property Casualty Corp. .........................       7.75    4/15/26    1,000,000      1,095,898
                                                                                                       -----------
                                                                                                         4,267,662
                                                                                                       -----------
   TELECOMMUNICATIONS (3.3%):
     Lucent Technologies, Inc. .................................       6.90    7/15/01    2,000,000      2,046,630
                                                                                                       -----------
        Total Corporate Bonds (Cost - $17,289,662) ...................................................  17,663,379
                                                                                                       -----------
CANADIAN GOVERNMENT AGENCY OBLIGATIONS (0.6%):
     Export Development Corp., Debenture .......................       8.13    8/10/99      380,000        392,762
                                                                                                       -----------
        Total Canadian Government Agency Obligations (Cost - $409,218) ...............................     392,762
                                                                                                       -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (34.5%):
     Federal Home Loan Mortgage Corp., Pool #220019 ............       7.75     1/1/02      100,036        102,640
     Federal Home Loan Mortgage Corp., Debenture,
        (Called 1/23/98 @ 100) .................................       6.71    1/23/01    5,000,000      5,003,790
     Federal Home Loan Mortgage Corp.,
        Gold Pool #D62926 ......................................       6.50     8/1/25    2,665,653      2,633,999
     Federal National Mortgage Association, Pool #250414 .......       7.00    12/1/25    4,447,694      4,478,272
     Federal National Mortgage Association, Pool #310001 .......       6.00     9/1/00    1,362,648      1,355,249
     Federal National Mortgage Association, Pool #343195 .......       7.50     5/1/26    1,895,444      1,938,684
     Federal National Mortgage Association, Pool #343812 .......       7.50     5/1/26      437,246        447,221
     Federal National Mortgage Association,
        Series 1993-104, Class C, REMIC ........................       6.50    3/25/21    2,000,000      1,970,744
     Government National Mortgage Association,
        Pool #356578 ...........................................       7.50    6/15/23    3,172,896      3,261,102
                                                                                                       -----------
        Total U.S. Government Agency Obligations (Cost - $20,598,260) ................................  21,191,701
                                                                                                       -----------

6

                                FIXED INCOME FUND

                                                                                         SHARES OR
                                                                   INTEREST   MATURITY    PRINCIPAL        VALUE
                                                                     RATE       DATE       AMOUNT        (NOTE 2)
                                                                   --------   --------    ---------     -----------
U.S. GOVERNMENT OBLIGATIONS (30.0%):
   U.S. TREASURY BONDS (13.1%):
     U.S. Treasury Bonds .........................................   8.75%    8/15/20    $2,280,000    $ 3,040,239
     U.S. Treasury Bonds .........................................   7.88     2/15/21     1,000,000      1,227,813
     U.S. Treasury Bonds .........................................   6.63     2/15/27     3,500,000      3,798,596
                                                                                                       -----------
                                                                                                         8,066,648
                                                                                                       -----------
   U.S. TREASURY NOTES (16.9%):
     U.S. Treasury Notes .........................................   7.88    11/15/04     4,250,000      4,750,705
     U.S. Treasury Notes .........................................   6.88     5/15/06     1,000,000      1,070,313
     U.S. Treasury Notes .........................................   6.88     7/31/99     4,450,000      4,527,875
                                                                                                       -----------
                                                                                                        10,348,893
                                                                                                       -----------
        Total U.S. Government Obligations (Cost - $17,382,898) .......................................  18,415,541
                                                                                                       -----------
MUNICIPAL OBLIGATIONS (3.4%):
     Oakland, California Pension Obligation,
        Subseries A (MBIA Insured) ...............................   6.91    12/15/07     2,000,000      2,096,668
                                                                                                       -----------
        Total Municipal Obligations (Cost - $2,000,000) ..............................................   2,096,668
                                                                                                       -----------
OPEN END INVESTMENT COMPANIES (2.0%):
     Provident Institutional Temporary Investment Fund                                    1,232,000      1,232,000
                                                                                                       -----------
        Total Open-End Investment Companies (Cost - $1,232,000) ......................................   1,232,000
                                                                                                       -----------
        TOTAL INVESTMENTS (99.3%) (Cost - $58,912,038)(a) ............................................  60,992,051
                                                                                                       -----------
        OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%) .................................................     410,227
                                                                                                       -----------
        NET ASSETS (100.0%) .......................................................................... $61,402,278
                                                                                                       ===========
---------------
(a) Represents cost for financial reporting purposes and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
        Unrealized appreciation ......................................................................  $2,138,992
        Unrealized depreciation ......................................................................     (58,979)
                                                                                                       -----------
        Net unrealized appreciation ..................................................................  $2,080,013
                                                                                                       ===========

ABS - Asset Backed Security
MBIA - Municipal Bond Insurance Association
REMIC - Real Estate Mortgage Investment Conduit

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF DECEMBER 31, 1997

                           NEW YORK TAX-FREE BOND FUND

                                                                   INTEREST   MATURITY    PRINCIPAL        VALUE
                                                                     RATE       DATE       AMOUNT        (NOTE 2)
                                                                   --------   --------    ---------     -----------
MUNICIPAL BONDS (104.4%):
   NEW YORK (101.8%):
     Albany County Airport Authority, Airport Revenue, AMT
        (FSA Insured), Callable 12/15/07 @ 102 ...................  5.50%     12/15/19   $  750,000     $  769,687
     Bethlehem Central School District, GO
        (AMBAC Insured) ..........................................  7.10       11/1/07      200,000        245,250
     Metropolitan Transportation Authority, Transportation
        Facilities Revenue, Series A (MBIA Insured),
        Callable 7/1/07 @ 101.5 ..................................  5.63        7/1/25    1,200,000      1,255,500
     Monroe County Water Authority, Water Revenue** ..............  5.00        8/1/08    1,000,000      1,040,000
     Monroe County, Series B, GO,
        Callable 6/1/98 @102 .....................................  7.00        6/1/04       10,000         10,329
     Monroe County, Series B, GO,
        Prerefunded 6/1/98 @102 ..................................  7.00        6/1/04       40,000         41,316
     New York City, Series A, GO,
        Callable 8/15/01 @ 101.5 .................................  7.75       8/15/04      125,000        140,625
     New York City, Series A, GO,
        Callable 8/15/01 @ 101.5 .................................  7.75       8/15/07      355,000        398,487
     New York City, Series A, GO,
        Prerefunded 8/15/01 @ 101.5 ..............................  7.75       8/15/04      475,000        537,675
     New York City, Series B, GO, ................................  6.10       8/15/05    2,000,000      2,167,500
     New York City, Series B, GO, (FGIC Insured)* ................  4.15       10/1/20      900,000        900,000
     New York City, Series B, GO,
        Callable 2/1/02 @ 101.5 ..................................  7.50        2/1/07    1,000,000      1,121,250
     New York City, Series E, GO, ................................  6.50       2/15/06    2,000,000      2,225,000
     New York City, Series F, GO,
        Callable 11/15/01 @ 101.5 ................................  8.40      11/15/05       45,000         51,806
     New York City, Series F, GO,
        Prerefunded 11/15/01 @ 101.5 .............................  8.40      11/15/05      105,000        122,325
     New York City, Series G, GO, ................................  6.75        2/1/09    1,000,000      1,142,500
     New York City, Sub-Series B-4, GO,
        (LOC Union Bank of Switzerland)* .........................  4.15       8/15/21    1,000,000      1,000,000
     New York City, Municipal Water Finance Authority,
        Water & Sewer System Revenue, Series A,
        Callable 6/15/06 @ 101 ...................................  5.50       6/15/24    1,800,000      1,854,000
     New York City, Transitional Finance Authority,
        Future Tax Secured, Series A,
        Callable 8/15/07 @ 101 ...................................  5.00       8/15/17    1,800,000      1,795,500
     New York City, Trust for Cultural Resources,
        Museum of Modern Art (AMBAC Insured)
        Prerefunded 1/1/02 @ 102 .................................  6.40        1/1/04      350,000        384,125
     New York State, Dormitory Authority, City University
        System Revenue, Series A (FGIC-TCRS Insured) .............  5.75        7/1/18    2,370,000      2,612,925
     New York State, Dormitory Authority,
        State Service Contract, Albany County** ..................  5.50        4/1/08    1,000,000      1,042,500
     New York State, Dormitory Authority, State University
        Educational Facilities Revenue, Series A .................  5.88       5/15/11    1,500,000      1,651,875

                           NEW YORK TAX-FREE BOND FUND

                                                                   INTEREST   MATURITY    PRINCIPAL        VALUE
                                                                     RATE       DATE       AMOUNT        (NOTE 2)
                                                                   --------   --------    ---------     -----------
MUNICIPAL BONDS (CONTINUED)
     New York State, Energy, Research & Development
        Authority, Pollution Control Revenue, Niagara Mohawk
        Power Corp. Project, AMT (LOC - Morgan
        Guaranty Trust)* .........................................  4.55%     12/1/23    $1,500,000    $ 1,500,000
     New York State, Environmental Facilities Corp., Pollution
        Control Revenue, State Water, Series A,
        Prerefunded 6/15/01 @ 102 ................................  7.00      6/15/12       150,000        166,500
     New York State, Environmental Facilities Corp., Pollution
        Control Revenue, State Water, Series A,
        Callable 6/15/01 @ 102 ...................................  7.00      6/15/12       150,000        165,937
     New York State, Environmental Facilities Corp., Pollution
        Control Revenue, State Water, Series B,
        Callable 3/15/99 @ 102 ...................................  7.50      3/15/11       250,000        265,313
     New York State, Environmental Facilities Corp., Pollution
        Control Revenue, State Water, Series C,
        Callable 3/15/00 @ 102 ...................................  7.20      3/15/11       200,000        216,500
     New York State, Housing Finance Agency, Multifamily
        Mortgage Housing Revenue, Series A (FHA Insured)
        Callable 8/15/02 @ 102 ...................................  7.00      8/15/22       900,000        968,625
     New York State, Medical Care Facilities Finance Agency,
        Adult Day Care Facility, Series A (SONYMA Insured)
        Callable 11/15/05 @ 102 ..................................  6.38     11/15/20     1,990,000      2,181,538
     New York State, Medical Care Facilities Finance Agency,
        Mental Health Services, Series F .........................  6.00      8/15/03     1,900,000      2,049,625
     New York State, Medical Care Facilities Finance Agency,
        Series A (FSA Insured) Callable 2/15/98 @ 102 ............  7.70      2/15/18        80,000         81,917
     New York State, Medical Care Facilities Finance Agency,
        Series A (FSA Insured) Prerefunded 2/15/98 @ 102 .........  7.70      2/15/18        35,000         35,848
     New York State, Power Authority & General Purpose
        Revenue (MBIA Insured) Callable 1/1/03 @ 102 .............  5.00       1/1/14     1,550,000      1,544,188
     New York State, Urban Development Corp., Senior Lien,
        Corporate Purpose, Callable 7/1/06 @ 102 .................  5.50       7/1/16     2,000,000      2,080,000
     Niagara Frontier Transportation Authority, Greater Buffalo
        International Airport Revenue, Series A, AMT
        (AMBAC Insured) Callable 4/1/04 @ 102 ....................  6.13       4/1/14     2,400,000      2,589,000
     Port Authority of New York & New Jersey, Series 109
        (FSA Insured) Callable 1/15/07 @ 101 .....................  5.38      7/15/27     1,000,000      1,017,500
     Syracuse, GO, Prerefunded 2/15/01 @ 102 .....................  6.70      2/15/07       300,000        327,750
     Triborough Bridge & Tunnel Authority, General Purpose
        Revenue, Series A, GO, Callable 1/1/07 @ 101 .............  5.25       1/1/28       500,000        500,625
                                                                                                       -----------
                                                                                                        38,201,041
                                                                                                       -----------
   PUERTO RICO (2.6%):
     Puerto Rico Commonwealth, Infrastructure Financing
        Authority, Series A (AMBAC Insured),
        Callable 1/1/08 @ 101 ....................................  5.00       7/1/21     1,000,000        986,250
                                                                                                       -----------
        Total Municipal Bonds (Cost - $36,665,216) ...................................................  39,187,291
                                                                                                       -----------

                           NEW YORK TAX-FREE BOND FUND

                                                                                                         VALUE
                                                                                          SHARES       (NOTE 2)
                                                                                         ---------    -----------
OPEN-END INVESTMENT COMPANIES (0.1%):
     New York Money Fund ..............................................................    39,000      $    39,000
                                                                                                       -----------
        Total Open-End Investment Companies  (Cost - $39,000) ........................................      39,000
                                                                                                       -----------
        TOTAL INVESTMENTS (104.5%)
        (Cost - $36,704,216)(a) ......................................................................  39,226,291
                                                                                                       -----------
        LIABILITIES IN EXCESS OF OTHERASSETS (-4.5%) .................................................  (1,702,317)
                                                                                                       -----------
        NET ASSETS (100.0%) .......................................................................... $37,523,974
                                                                                                       ===========
------------------
(a) Represents cost for financial reporting purposes and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
        Unrealized appreciation ...................................................................... $2,522,075
        Unrealized depreciation ......................................................................         -0-
                                                                                                       -----------
        Net unrealized appreciation .................................................................. $2,522,075
                                                                                                       ===========

 * Variable rate security. Rate presented represents rate in effect at December 31, 1997.
** Security purchased on a delayed delivery basis.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Taxable Paper
FGIC - Financial Guaranty Insurance Corp.
FHA - Federal Housing Administration
FSA - Financial Security Assurance
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
SONYMA - State of New York Mortgage Agency
TCRS - Transferable Custodial Receipts

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 1997

                                                                                         FIXED          NEW YORK
                                                                                        INCOME          TAX-FREE
                                                                                         FUND           BOND FUND
                                                                                     ------------      -----------
ASSETS:
   Investments in securities, at value (cost $58,912,038, and $36,704,216,
     respectively) ............................................................       $60,992,051      $39,226,291
   Cash .......................................................................               877              856
   Interest and dividends receivable ..........................................           786,393          633,483
   Prepaid expenses ...........................................................            14,016           11,376
                                                                                      -----------      -----------
Total Assets ..................................................................        61,793,337       39,872,006
                                                                                      -----------      -----------
LIABILITIES:
   Dividends payable ..........................................................           296,064          144,564
   Payable for investment securities purchased ................................             3,571        2,072,730
   Payable for capital shares redeemed ........................................                --           40,110
   Accrued expenses and other payables:
     Investment advisory fees .................................................            28,594            8,126
     Administration fees ......................................................             5,338            3,306
     Distribution fees ........................................................                --           10,824
     Custodian fees ...........................................................             3,660            2,757
     Legal and audit fees .....................................................            23,390           14,637
     Fund accounting and transfer agent fees ..................................             9,223           15,477
     Deferred trustees fees payable ...........................................            11,506           20,890
     Other ....................................................................             9,713           14,611
                                                                                      -----------      -----------
Total Liabilities .............................................................           391,059        2,348,032
                                                                                      -----------      -----------
Net Assets ....................................................................       $61,402,278      $37,523,974
                                                                                      ===========      ===========
COMPUTATION OF NET ASSET VALUE:
   Net assets .................................................................       $61,402,278      $37,523,974
   Shares of beneficial interest issued and outstanding
     ($0.001 par value per share, unlimited number of shares authorized) ......         6,067,976        3,269,573
                                                                                      -----------      -----------
   Net asset value ............................................................       $     10.12      $     11.48
   Maximum sales charge .......................................................              4.75%            4.75%
   Maximum offering price
     (Net Asset Value / (100% - Maximum Sales Charge)) ........................       $     10.62      $     12.05
                                                                                      ===========      ===========
COMPOSITION OF NET ASSETS:
   Paid-in Capital ............................................................       $62,304,706      $36,299,018
   Accumulated undistributed net investment income ............................            14,033               --
   Accumulated undistributed net realized
     losses from investment transactions ......................................        (2,996,474)      (1,297,119)
   Net unrealized appreciation from investments ...............................         2,080,013        2,522,075
                                                                                      -----------      -----------
Net Assets, December 31, 1997 .................................................       $61,402,278      $37,523,974
                                                                                      ===========      ===========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                          FIXED          NEW YORK
                                                                                         INCOME          TAX-FREE
                                                                                          FUND           BOND FUND
                                                                                       ------------    ------------
INVESTMENT INCOME:
   Interest .......................................................................    $4,290,851       $2,219,042
   Dividends ......................................................................       141,530           29,715
                                                                                       ----------       ----------
Total Income ......................................................................     4,432,381        2,248,757
                                                                                       ----------       ----------
EXPENSES:
   Advisory fees ..................................................................       354,982          177,118
   Administration fees ............................................................        96,813           59,039
   Co-administration and shareholder servicing fees ...............................        45,179           27,551
   Distribution fees ..............................................................            --           69,731
   Organizational costs ...........................................................        11,704               --
   Audit fees .....................................................................         6,579            8,426
   Fund accounting fees ...........................................................         4,194            5,209
   Transfer agent fees ............................................................        37,587           92,884
   Custodian fees .................................................................         9,647            5,586
   Printing costs .................................................................        28,819           17,050
   Registration fees ..............................................................         5,607            1,041
   Legal fees .....................................................................        23,210           15,285
   Trustee fees ...................................................................         5,459            3,671
   Other expenses .................................................................        13,815            7,136
                                                                                       ----------       ----------
Gross Expenses ....................................................................       643,595          489,727
   Less: Fee waivers ..............................................................       (77,515)        (125,990)
                                                                                       ----------       ----------
Net Expenses ......................................................................       566,080          363,737
                                                                                       ----------       ----------
Net Investment Income .............................................................     3,866,301        1,885,020
                                                                                       ----------       ----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
   Net realized gains / (losses) from investment transactions .....................      (421,712)         613,728
   Net change in unrealized appreciation from investments .........................     1,841,223          850,123
                                                                                       ----------       ----------
Net realized and unrealized gains from investments ................................     1,419,511        1,463,851
                                                                                       ----------       ----------
Net Increase in Net Assets Resulting from Operations ..............................    $5,285,812       $3,348,871
                                                                                       ==========       ==========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS


                                                         FIXED INCOME FUND              NEW YORK TAX-FREE BOND FUND
                                                ------------------------------------  ------------------------------------
                                                     FOR THE            FOR THE           FOR THE            FOR THE
                                                   YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                DECEMBER 31, 1997  DECEMBER 31, 1996  DECEMBER 31, 1997  DECEMBER 31, 1996
                                                -----------------  -----------------  -----------------  -----------------
From Investment Activities:
OPERATIONS:
   Net investment income .......................    $ 3,866,301      $ 6,073,106        $ 1,885,020        $  2,257,044
   Net realized gains (losses) from investment
     transactions ..............................       (421,712)      (1,449,259)           613,728           1,168,816
   Net change in unrealized appreciation
     (depreciation) from investments ...........      1,841,223       (2,191,530)           850,123          (1,819,652)
                                                   ------------     ------------        -----------        ------------
Change in net assets resulting from
   operations ..................................      5,285,812        2,432,317          3,348,871           1,606,208
                                                   ------------     ------------        -----------        ------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS:
   From net investment income ..................     (3,866,301)      (6,073,106)        (1,885,020)         (2,257,044)
   In excess of net investment income ..........             --           (1,496)                --                  --
                                                   ------------     ------------        -----------        ------------
   Change in net assets from
     shareholder distributions .................     (3,866,301)      (6,074,602)        (1,885,020)         (2,257,044)
                                                   ------------     ------------        -----------        ------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued .................     10,843,888       35,631,687          2,112,149           1,426,786
   Dividends reinvested ........................         68,234           76,121          1,114,438           1,243,334
   Cost of shares redeemed .....................    (55,804,404)     (27,132,519)        (9,141,149)        (10,721,363)
                                                   ------------     ------------        -----------        ------------
Change in net assets from capital
   transactions ................................    (44,892,282)       8,575,289         (5,914,562)         (8,051,243)
                                                   ------------     ------------        -----------        ------------
Change in net assets ...........................    (43,472,771)       4,933,004         (4,450,711)         (8,702,079)
                                                   ------------     ------------        -----------        ------------

NET ASSETS:
   Beginning of year ...........................    104,875,049       99,942,045         41,974,685          50,676,764
                                                   ------------     ------------        -----------        ------------
   End of year .................................   $ 61,402,278     $104,875,049        $37,523,974        $ 41,974,685
                                                   ============     ============        ===========        ============
Accumulated net investment income
   included in net assets, end of year .........   $     14,033     $     10,321        $         0        $          0
                                                   ------------     ------------        -----------        ------------
SHARE TRANSACTIONS:
   Issued ......................................      1,101,997        3,608,906            188,254             130,184
   Reinvested ..................................          6,909            7,721            100,156             114,042
   Redeemed ....................................     (5,649,518)      (2,726,104)          (818,395)           (983,166)
                                                   ------------     ------------        -----------        ------------
Change in shares ...............................     (4,540,612)         890,523           (529,985)           (738,940)
                                                   ============     ============        ===========        ============

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     HSBC Mutual Funds Trust, (the "Trust") was organized on November 1, 1989 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company with multiple investment portfolios, including the Fixed Income Fund and the New York Tax-Free Bond Fund (herein referred to individually as a "Fund" and collectively as the "Funds").

     The investment objective of the Fixed Income Fund is generation of high current income consistent with appreciation of capital. The investment objective of the New York Tax-Free Bond Fund is to provide its investors with as high a level of current income exempt from federal, New York State and New York City income taxes as is consistent with relative stability of capital. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION: Portfolio securities for which market quotations are readily available are valued at the quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with guidelines which have been adopted by the Board of Trustees. Such procedures include the use of independent pricing services which use prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indicators as to value from dealers and general market conditions. Investments in mutual funds are valued at their net asset value as reported by such investment companies. Short-term obligations having maturities of 60 days or less are valued at amortized cost which approximates market value.

     TAXES: It is the Funds' policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income and net realized capital gains to their shareholders for each taxable year. Therefore, no provision is required for federal income tax.

     At December 31, 1997, the Fixed Income Fund had available $2,888,261 of capital loss carryforwards which, if not utilized, $1,082,278, $1,442,234 and $363,749 will expire in the years 2003, 2004 and 2005, respectively.

     At December 31, 1997, the New York Tax-Free Bond Fund had available $1,297,119 of capital loss carryforwards which, if not utilized, $647,384, $644,055 and $5,680 will expire in the years 2002, 2003 and 2005, respectively.

     Capital losses incurred after October 31 for the Funds are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fixed Income Fund has incurred and will elect to defer such capital losses of $108,213 after October 31, 1997.

     DIVIDENDS AND DISTRIBUTIONS: The Funds intend to declare as a dividend substantially all of their net investment income at the end of each business day and to pay within five business days after the end of each month. Net capital gains, if any, are distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     As of December 31, 1997, the following reclassifications have been made to increase (decrease) the indicated accounts with offsetting adjustments made to paid-in-capital:

                                                                             ACCUMULATED NET REALIZED GAINS
                                          ACCUMULATED NET INVESTMENT INCOME      (LOSSES) ON INVESTMENTS
                                          ---------------------------------  ------------------------------
     Fixed Income Fund ...............               $3,712                             ($3,712)

     SECURITY TRANSACTIONS AND RELATED INCOME: Security transactions are recorded on trade date. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income, including amortization of discount and premium, is recorded as earned.

     EXPENSE ALLOCATION: Expenses directly attributed to each Fund in the Trust are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on the basis of relative net assets or another appropriate basis.

     ORGANIZATIONAL COSTS: Costs incurred in connection with the organization of the Fund are being amortized on a straight-line basis over a five-year period from the date operations commenced.

3.   PORTFOLIO SECURITIES

     Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1997 were as follows:

                                                                        PURCHASES           SALES
                                                                       -----------       -----------
              Fixed Income Fund .....................................  $33,257,790       $38,261,580
              New York Tax-Free Bond Fund ...........................  $13,252,157       $20,081,760

4.   RELATED PARTY TRANSACTIONS

     The Trust retains HSBC Asset Management Americas Inc. to act as Investment Adviser for the Funds. HSBC Asset Management Americas Inc. is the North American investment affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation). As Investment Adviser, HSBC Asset Management Americas Inc. furnishes investment guidance and policy direction in connection with the management of the investment portfolios of the Funds, subject to policies established by the Board of Trustees.

     As compensation for its services, HSBC Asset Management Americas Inc. is paid monthly advisory fees at the following annual rates:

                                                                   ADVISORY FEE RATE
                                                                   -----------------
                                                                     FIXED INCOME
            PORTIONS OF THE FUND'S AVERAGE DAILY NET ASSETS              FUND
     ------------------------------------------------------------  -----------------
     Up to $400 million .........................................       0.550%
     In excess of $400 million but not exceeding $800 million ...       0.505%
     In excess of $800 million but not exceeding $1.2 billion ...       0.460%
     In excess of $1.2 billion but not exceeding $1.6 billion ...       0.415%
     In excess of $1.6 billion but not exceeding $2.0 billion ...       0.370%
     In excess of $2.0 billion ..................................       0.315%

                                                                   ADVISORY FEE RATE
                                                                   -----------------
                                                                       NEW YORK
                                                                     TAX-FREE BOND
            PORTIONS OF THE FUND'S AVERAGE DAILY NET ASSETS              FUND
     ------------------------------------------------------------  -----------------
     Up to $300 million .........................................           0.450%
     In excess of $300 million but not exceeding $600 million ...           0.420%
     In excess of $600 million but not exceeding $1.0 billion ...           0.385%
     In excess of $1.0 billion but not exceeding $1.5 billion ...           0.350%
     In excess of $1.5 billion but not exceeding $2.0 billion ...           0.315%
     In excess of $2.0 billion ..................................           0.280%

     For the year ended December 31, 1997, HSBC Asset Management Americas Inc. earned advisory fees of $354,982 from the Fixed Income Fund and $98,398 from the New York Tax-Free Bond Fund, net of fee waivers of $0 and $78,720, respectively.

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership is a subsidiary of the BISYS Group, Inc. BISYS, with whom certain officers are affiliated, serves the Trust as distributor, administrator, transfer agent and fund accountant. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust.

     In accordance with the terms of the Management and Administration Agreement and the Fund Accounting Agreement, BISYS is paid a monthly asset-based fee of 0.15% (annualized) of the Fund's first $200 million of average net assets; 0.125% of the Fund's next $200 million of average net assets; 0.10% of the Fund's next $200 million of average net assets; and 0.08% of the Fund's average net assets in excess of $600 million; exclusive of out-of-pocket expenses. For the year ended December 31, 1997, BISYS earned administrative services fees of $64,477 from the Fixed Income Fund, and $39,320 from the New York Tax-Free Bond Fund, net of fee waivers of $32,336 and $19,719, respectively.

     HSBC Asset Management Americas Inc. is paid a co-administration/shareholder servicer assistance fee of 0.07% of each Fund's average daily net assets. For the year ended December 31, 1997, HSBC Asset Management Americas Inc. waived all of their co-administration/shareholder servicer assistance fees. These waivers totaled $45,179 for the Fixed Income Fund and $27,551 for the New York Tax-Free Fund.

     The Funds have adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Fund to BISYS Fund Services for expenses incurred in connection with distribution services provided to the Fund not to exceed an annual rate of 0.35% of each Fund's average net assets during the preceding month. The expenses incurred as a result of these agreements totaled $0 from the Fixed Income Fund and $69,731 from the New York Tax-Free Bond Fund. As distributor, BISYS is entitled to receive commissions on sales of shares of the variable net asset value funds. For the year ended December 31, 1997, BISYS received $32,109 from commissions earned on sales of shares of the Fund, $27,415 of which was reallowed to affiliated broker/dealers of the Funds.

     The Funds may enter into agreements (the "Service Agreements") with certain banks, financial institutions and corporations ("Service Organizations") whereby each Service Organization handles record keeping and provides certain administration services for its customers who invest in the Funds through accounts maintained at that Service Organization. Each Service Organization will receive monthly payments for the performance of its service under the Service Agreement. The payments from the Funds on an annual basis will not exceed 0.35% of the average value of the Funds' shares held in the subaccounts of the Service Organizations. During the year ended December 31, 1997, the Funds did not enter into any service agreements.

     A partner of Baker & McKenzie, legal counsel to the Trust, serves as Secretary of the Trust. For the year ended December 31, 1997 the Funds incurred legal fees of $23,210 for the Fixed Income Fund, and $15,285 for the New York Tax-Free Bond Fund.

5.   CONCENTRATION OF CREDIT

     The New York Tax-Free Bond Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

6.   FEDERAL INCOME TAX INFORMATION (UNAUDITED)

     During the year ended December 31, 1997, the New York Tax-Free Bond Fund declared tax-exempt income distributions of $1,864,367.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                FIXED INCOME FUND

                                                          FOR THE YEAR ENDED DECEMBER 31,            FOR THE PERIOD
                                                      -----------------------------------------    ----------------------
                                                                                                  JANUARY 15, 1993(A) TO
                                                        1997          1996       1995      1994      DECEMBER 31, 1993
                                                      -------       -------    -------   -------  ----------------------
Net Asset Value, Beginning of Period ..............    $ 9.89        $10.28    $  9.35    $10.13          $ 10.00
                                                      -------        ------    -------    ------          -------
Investment Activities
     Net investment income ........................      0.59          0.59       0.59      0.59             0.63
     Net realized and unrealized gains
        (losses) from investments .................      0.23         (0.39)      0.93     (0.78)            0.21
                                                      -------        ------    -------    ------          -------
     Total from Investment Activities .............      0.82          0.20       1.52     (0.19)            0.84
                                                      -------        ------    -------    ------          -------
Distributions
     From net investment income ...................     (0.59)        (0.59)     (0.59)    (0.59)           (0.63)
     From net realized gains ......................        --            --         --        --            (0.08)
                                                      -------        ------    -------    ------          -------
     Total Distributions ..........................     (0.59)        (0.59)     (0.59)    (0.59)           (0.71)
                                                      -------        ------    -------    ------          -------
Net Asset Value, End of Period ....................   $ 10.12        $ 9.89    $ 10.28    $ 9.35          $ 10.13
                                                      =======        ======    =======    ======          =======
Total Return(b) ...................................      8.62%         2.11%     16.73%    (1.89)%           8.57%(d)
Ratios/Supplemental Data:
     Net Assets at end of period (000) ............   $61,402      $104,875    $99,942   $84,774          $90,907
     Ratio of expenses to average net assets ......      0.88%         0.88%      0.93%     0.77%            0.22%(c)
     Ratio of net investment income to
        average net assets ........................      6.00%         5.94%      6.03%     6.10%            6.40%(c)
     Ratio of expenses to average net assets* .....      1.00%         0.98%      0.96%     0.86%            0.87%(c)
     Ratio of net investment income to
        average net assets* .......................      5.88%         5.84%      6.00%     6.01%            5.75%(c)
     Portfolio Turnover Rate ......................     60.98%       156.05%     41.58%    63.96%          107.34%(d)

------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Excludes sales charge.
(c) Annualized.
(d) Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                           NEW YORK TAX-FREE BOND FUND

                                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                                   --------------------------------------------------
                                                                     1997       1996       1995       1994       1993
                                                                   -------    -------    -------    -------   -------
Net Asset Value, Beginning of Year .............................   $ 11.05    $ 11.17    $ 10.20    $ 11.70   $ 11.01
                                                                   -------    -------    -------    -------   -------
Investment Activities
     Net investment income .....................................      0.53       0.55       0.54       0.53      0.59
     Net realized and unrealized gains (losses)
        from investments .......................................      0.43      (0.12)      0.97      (1.47)     0.95
                                                                   -------    -------    -------    -------   -------
     Total from Investment Activities ..........................      0.96       0.43       1.51      (0.94)     1.54
                                                                   -------    -------    -------    -------   -------
Distributions
     From net investment income ................................     (0.53)     (0.55)     (0.54)     (0.53)    (0.59)
     From net realized gains ...................................        --         --         --      (0.03)    (0.26)
                                                                   -------    -------    -------    -------   -------
     Total distributions .......................................     (0.53)     (0.55)     (0.54)     (0.56)    (0.85)
                                                                   -------    -------    -------    -------   -------
Net Asset Value, End of Year ...................................   $ 11.48    $ 11.05    $ 11.17    $ 10.20   $ 11.70
                                                                   =======    =======    =======    =======   =======
Total Return(a) ................................................      8.97%      3.99%     15.17%     (8.13)%   14.27%
Ratios/Supplemental Data:
     Net Assets at end of year (000) ...........................   $37,524    $41,975    $50,677    $50,711   $61,740
     Ratio of expenses to average
        net assets .............................................      0.92%      0.91%      0.99%      0.84%     0.63%
     Ratio of net investment income
        to average net assets ..................................      4.79%      5.02%      5.07%      4.93%     4.98%
     Ratio of expenses to average
        net assets* ............................................      1.24%      1.21%      1.20%      1.10%     1.06%
     Ratio of net investment income to
        average net assets* ....................................      4.47%      4.72%      4.86%      4.67%     4.55%
     Portfolio Turnover Rate ...................................     35.64%     87.40%     24.43%    122.43%    70.36%

------------
*   During the year, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Excludes sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees
HSBC Mutual Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the Fixed Income Fund and the New York Tax-Free Bond Fund (two of the portfolios comprising HSBC Mutual Funds Trust) as of December 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights.Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fixed Income Fund and the New York Tax-Free Bond Fund at December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.



                                                          /S/ ERNEST & YOUNG LLP

New York, New York
February 13, 1998

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
HSBC[SERVICE MARK] MUTUAL FUNDS TRUST
3435 Stelzer Road
Columbus,Ohio 43219

INFORMATION:
(800) 634-2536

INVESTMENT ADVISER
HSBC Asset Management Americas Inc.
140 Broadway (6th Floor)
New York, New York 10005-1180

DISTRIBUTOR, ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
The Bank of New York
90 Washington Street
New York, New York 10286

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

LEGAL COUNSEL
Baker & McKenzie
805 Third Avenue
New York, New York 10022

This report is for the information of the shareholders of HSBC Mutual Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus. Shares of the Funds are not an obligation of or guaranteed or endorsed by HSBC Holdings plc or its affiliates.In addition, such shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency and may involve investment risks, including the possible loss of principal.

                                                                            2/98